INTANGIBLE ASSETS NET	12 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS NET
INTANGIBLE ASSETS, NET

NOTE 5 – INTANGIBLE ASSETS, NET

	As of March 31,	As of March 31,
	2025	2024
Proprietary technology	1,900,000	1,900,000
Customer relationship	10,751,426	-
Total intangible assets, at cost	12,651,426	1,900,000
Less: accumulated amortization	(791,667)	(411,667)
Less: impairment	(1,108,333)	-
Intangible assets, net	$10,751,426	$1,488,333

As of March 31, 2025 and 2024, no intangible assets were pledged. Additions to intangible assets for the year ended March 31, 2025 amounting to $10,751,426 were acquired from combination of BW.

For the years ended March 31, 2025 and 2024, no new intangible assets were purchased. For the years ended March 31, 2025 and 2024, the Company recorded no disposal of intangible assets.

As of March 31, 2025 and 2024, the company recognized impairment of intangible assets amounted to $1,108,333 and $0, respectively.

Amortization expense was $380,000, $380,000 and $31,667 for the years ended March 31, 2025, 2024 and 2023, respectively.

Estimated future amortization expense is as follows as of March 31, 2025:

Years ending March 31,	Amortization expense
2026	$2,150,285
2027	2,150,285
2028	2,150,285
2029	2,150,285
2030	2,150,285
Total	$10,751,426